The Henssler Equity Fund
SUMMARY SECTION The Henssler Equity Fund (“The Fund”)
INVESTMENT OBJECTIVE/GOAL
The Fund’s investment objective is to seek growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of The Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Henssler Equity Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Henssler Equity Fund		Investor Class	Institutional Class
Management Fees		0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none	none
Other Expenses		0.07%	0.07%
Operating Services Fee		0.70%	0.20%
Total of all Other Expenses		0.77%	0.27%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.29%	0.79%
[1]	"Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects the Operating Expenses of The Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in The Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in The Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example The Henssler Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	131	409	707	1,555
Institutional Class	81	252	439	977

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect The Fund’s performance. During the most recent fiscal year, The Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its objective by investing substantially all of its assets in securities listed on a national securities exchange.

To meet its investment objective, The Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, The Fund invests more than 90% of its total assets in common stocks of companies identified by The Fund’s investment adviser, Henssler Asset Management, LLC (the “Adviser”), based on the characteristics below. The Fund may invest in companies of any size, and The Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, The Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for The Fund, the Adviser seeks companies that exhibit the following characteristics:
  undervalued assets;
  strong balance sheet characteristics and financial foundations;
  high earnings expectations; and
  quality management and potential for future growth.
Factors deemed important by the Adviser in selecting securities of such companies include, but are not limited to:
  price;
  price history; and
  price-to-earnings ratio.
The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in The Fund may lose money. The success of The Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which The Fund invests. These risks include:

Market Risk: The value of stocks selected for The Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk: The ability of The Fund to meet its investment objective is directly related to the Adviser’s selection of investments for The Fund, particularly in volatile stock markets.

Value Style Investing Risk: A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Investments in Small Companies Risk: Although The Fund invests in companies of all sizes, there may be times when The Fund is substantially invested in small companies. Stocks of smaller companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk: Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of The Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
PERFORMANCE
The following performance information provides some indication of the risks of investing in The Fund by showing changes in The Fund's performance from year to year and by showing how The Fund's average annual returns for one, five, and ten years ended December 31, 2011 compare with those of a broad measure of market performance.* The Fund's past performance (before and after taxes) is not necessarily an indication of how The Fund will perform in the future. Updated performance information is available on The Fund's website at www.henssler.com or by calling The Fund toll-free at 1-800-936-FUND (3863).

*The Fund’s Investor Class year-to-date total return as of June, 30, 2012, was 5.66%. The Fund’s Institutional Class year-to-date total return as of June 30, 2012, was 5.90%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during any of the periods shown. The Institutional Class shares are invested in the same portfolio of securities as the Investor Class shares. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

BEST AND WORST QUARTER RETURNS

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.59%	6/30/2003
Lowest Return	-21.92%	12/31/2008

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2011:
Average Annual Total Returns The Henssler Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class	(0.67%)	0.88%	3.23%	4.23%	[1]	Jun. 10, 1998
Investor Class Return After Taxes on Distributions	(0.80%)	0.50%	2.88%	3.94%	[1]	Jun. 10, 1998
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(0.28%)	0.74%	2.74%	3.65%	[1]	Jun. 10, 1998
Investor Class S&P 500 with Dividends (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	2.73%	[1]	Jun. 10, 1998
Institutional Class				(0.26%)	[2]	Jun. 15, 2011
Institutional Class Return After Taxes on Distributions				(0.33%)	[2]	Jun. 15, 2011
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares				(0.77%)	[2]	Jun. 15, 2011
Institutional Class S&P 500 with Dividends (reflects no deduction for fees, expenses, or taxes)				0.58%	[2]	Jun. 15, 2011
[1]	The Fund's Investor Class shares commenced investment operations on June 10, 1998.
[2]	The Fund's Institutional Class shares commenced investment operations on June 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).